Post Employment Benefits - Schedule of Analysis of Fair Value of Plan Assets (Detail) - GBP (£) £ in Millions	Jun. 30, 2018	Jun. 30, 2017
Disclosure of fair value of plan assets [line items]
Hedge funds	£ 206	£ 151
Interest rate and inflation swaps	(1,345)	(1,399)
Cash and other	71	55
Total bid value of assets	9,310	9,226
Quoted [member]
Disclosure of fair value of plan assets [line items]
Equities	1,316	1,565
Unquoted and private equity [member]
Disclosure of fair value of plan assets [line items]
Equities	418	386
Property-unquoted	784	763
Fixed-interest government [member]
Disclosure of fair value of plan assets [line items]
Bonds	278	396
Inflation-linked government [member]
Disclosure of fair value of plan assets [line items]
Bonds	1,326	1,218
Investment grade corporate [member]
Disclosure of fair value of plan assets [line items]
Bonds	1,641	1,612
Non-investment grade [member]
Disclosure of fair value of plan assets [line items]
Bonds	212	298
Loan securities [member]
Disclosure of fair value of plan assets [line items]
Bonds	1,415	1,178
Repurchase agreements [member]
Disclosure of fair value of plan assets [line items]
Bonds	2,799	2,812
Liability driven investment (LDI) [member]
Disclosure of fair value of plan assets [line items]
Bonds	189	191
United Kingdom [member]
Disclosure of fair value of plan assets [line items]
Hedge funds	68
Interest rate and inflation swaps	(1,415)	(1,440)
Cash and other	(34)	(26)
Total bid value of assets	6,792	6,789
United Kingdom [member] | Quoted [member]
Disclosure of fair value of plan assets [line items]
Equities	758	902
United Kingdom [member] | Unquoted and private equity [member]
Disclosure of fair value of plan assets [line items]
Equities	399	365
Property-unquoted	689	641
United Kingdom [member] | Fixed-interest government [member]
Disclosure of fair value of plan assets [line items]
Bonds	133	193
United Kingdom [member] | Inflation-linked government [member]
Disclosure of fair value of plan assets [line items]
Bonds	1,063	1,036
United Kingdom [member] | Investment grade corporate [member]
Disclosure of fair value of plan assets [line items]
Bonds	934	998
United Kingdom [member] | Non-investment grade [member]
Disclosure of fair value of plan assets [line items]
Bonds	147	230
United Kingdom [member] | Loan securities [member]
Disclosure of fair value of plan assets [line items]
Bonds	1,112	956
United Kingdom [member] | Repurchase agreements [member]
Disclosure of fair value of plan assets [line items]
Bonds	2,799	2,812
United Kingdom [member] | Liability driven investment (LDI) [member]
Disclosure of fair value of plan assets [line items]
Bonds	139	122
Ireland [member]
Disclosure of fair value of plan assets [line items]
Hedge funds	138	151
Interest rate and inflation swaps	70	41
Cash and other	15	27
Total bid value of assets	1,745	1,663
Ireland [member] | Quoted [member]
Disclosure of fair value of plan assets [line items]
Equities	316	367
Ireland [member] | Unquoted and private equity [member]
Disclosure of fair value of plan assets [line items]
Equities	1	2
Property-unquoted	94	121
Ireland [member] | Fixed-interest government [member]
Disclosure of fair value of plan assets [line items]
Bonds	103	153
Ireland [member] | Inflation-linked government [member]
Disclosure of fair value of plan assets [line items]
Bonds	262	182
Ireland [member] | Investment grade corporate [member]
Disclosure of fair value of plan assets [line items]
Bonds	344	277
Ireland [member] | Non-investment grade [member]
Disclosure of fair value of plan assets [line items]
Bonds	49	51
Ireland [member] | Loan securities [member]
Disclosure of fair value of plan assets [line items]
Bonds	303	222
Ireland [member] | Liability driven investment (LDI) [member]
Disclosure of fair value of plan assets [line items]
Bonds	50	69
United States and other [member]
Disclosure of fair value of plan assets [line items]
Cash and other	90	54
Total bid value of assets	773	774
United States and other [member] | Quoted [member]
Disclosure of fair value of plan assets [line items]
Equities	242	296
United States and other [member] | Unquoted and private equity [member]
Disclosure of fair value of plan assets [line items]
Equities	18	19
Property-unquoted	1	1
United States and other [member] | Fixed-interest government [member]
Disclosure of fair value of plan assets [line items]
Bonds	42	50
United States and other [member] | Inflation-linked government [member]
Disclosure of fair value of plan assets [line items]
Bonds	1
United States and other [member] | Investment grade corporate [member]
Disclosure of fair value of plan assets [line items]
Bonds	363	337
United States and other [member] | Non-investment grade [member]
Disclosure of fair value of plan assets [line items]
Bonds	£ 16	£ 17